Non-controlling Interest in Subsidiaries	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Non-controlling Interest in Subsidiaries

11. Non-controlling Interest in Subsidiaries

The Company owns 51% of Mare Success S.A., the holding-company of two Panamanian registered companies which own the vessels Maya until May 19, 2021, Inca until August 17, 2022, dates of vessels sale, two Liberian registered companies which own the vessels Selini and Salamina and two Marshall Islands registered companies which own the vessels Byzantion and Bosporos. 49% of Mare Success S.A. is owned by Polaris Oil Shipping Inc. (“Polaris”), an affiliate of one of the Company’s major charterers, Flopec Petrolera Ecuatoriana (“Flopec”). Mare Success S.A. is fully consolidated in the accompanying consolidated financial statements. There have been no transactions between Polaris and the Company since the incorporation of Mare Success S.A., whereas approximately 8.81% of the Company’s 2024 revenue (8.7% in 2023 and 5.6% in 2022) was generated through charter agreements with Flopec.